Schedule of allowance for doubtful debts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Opening balance	R$ (228,348)	R$ (245,194)
(Loss)/Reversal estimated	1,755	7,513
Recovery and write-offs of receivables	6,287	9,333
Acquisition of Elizabeth	(16,621)
Closing balance	R$ (236,927)	R$ (228,348)